Equity - Earnings per share (Details) - COP ($) $ / shares in Units, $ in Billions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Equity
Profit attributable to Ecopetrol's ordinary shareholders	$ 9,344	$ 5,841
Weighted average number of outstanding ordinary shares	41,116,694,690	41,116,694,690
Basic ordinary shares earnings per share (Colombian pesos)	$ 227.2	$ 142.1
Diluted ordinary shares earnings per share (Colombian pesos)	$ 227.2	$ 142.1